SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,844,648	$ 6,854,357	$ 6,924,760
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,207,746	6,287,324	6,389,846
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	398,110	381,866	458,242
Cyprus [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	152,066	124,072	64,283
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 86,726	$ 61,095	$ 12,389